Cover	Sep. 14, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	M&T BANK CORPORATION
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0968385
Entity File Number	1-9861
Entity Address, Postal Zip Code	14203
Entity Address, Address Line One	One M&T Plaza
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Local Phone Number	635-4000
City Area Code	716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000036270
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.50 par value
Trading Symbol	MTB
Security Exchange Name	NYSE
Perpetual Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series H
Document Information [Line Items]
Title of 12(b) Security	Perpetual Fixed-to-Floating RateNon-Cumulative Preferred Stock, Series H
Trading Symbol	MTBPrH
Security Exchange Name	NYSE
Perpetual Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series J
Document Information [Line Items]
Title of 12(b) Security	Perpetual Fixed Rate Non-CumulativePreferred Stock, Series J
Trading Symbol	MTBPrJ
Security Exchange Name	NYSE
Perpetual Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series K
Document Information [Line Items]
Title of 12(b) Security	Perpetual Fixed Rate Non-CumulativePreferred Stock, Series K
Trading Symbol	MTBPrK
Security Exchange Name	NYSE
Perpetual Fixed Rate Non-Cumulative Preferred Stock, Series L
Document Information [Line Items]
Title of 12(b) Security	Perpetual Fixed Rate Non-CumulativePreferred Stock, Series L
Trading Symbol	MTBPrL
Security Exchange Name	NYSE